Leases - Schedule of Other Information Related to Operating Leases (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Weighted Average Remaining Lease Term [Abstract]
Operating leases	8 years 8 months 12 days	4 years 3 months 18 days	4 years 7 months 6 days
Finance leases	3 years 7 months 6 days	4 years 7 months 6 days	5 years 7 months 6 days
Land use rights	26 years 1 month 6 days	48 years	49 years
Weighted Average Discount Rate [Abstract]
Operating leases	4.88%	4.85%	4.85%
Finance leases	4.90%	4.90%	4.90%
Land use rights	4.90%	4.90%	4.90%